February 11, 2019

Registrant: Pioneer Strategic Income Fund


File No.: 811-09223


Form: N-CEN/A


Original Filing Date: 12/13/18


Amended Filing Date: 2/11/19


Explanation   The Registrant amended the Form N-CEN for the period ended
September 30, 2018 to correct, the Advisor's CRD number